Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Salient MLP & Energy Infrastructure Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SALIENT MLP & ENERGY INFRASTRUCTURE FUND II Fund Summary A Shares, C Shares and I Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Salient MLP & Energy Infrastructure Fund II (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 80 of the prospectus under “Sales charge reductions and waivers” or page 87 of the Fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2013 was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.
MLPs are entities structured as master limited partnerships, and their affiliates. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.
The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.
Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.
The Fund may invest up to but not more than 25% of total assets into the Domestic Subsidiary, the Fund’s wholly-owned subsidiary, which in turn may invest up to 100% of its assets into equity or debt securities of master limited partnerships. The Domestic Subsidiary is classified for federal income tax purposes as a domestic taxable corporation or so-called Subchapter “C” corporation. The Fund’s investments in the securities of master limited partnerships, at the time of investment, will not exceed 25% of total assets when aggregated with any investments of the Domestic Subsidiary.

		The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund and/or the Domestic Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 60 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Concentration Risk

Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy infrastructure sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Credit Risk

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Debt Securities

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Equity Securities Risk

Equity securities for MLPs and Energy Infrastructure Companies may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure.

High Portfolio Turnover Risk

To the extent that the Fund makes investments on a shorter-term basis the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests are subject to risks specific to the industry they serve, including the following:
  Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
  Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.
  Slowdowns in new construction and acquisitions can limit growth potential.
  A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
  Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.
  Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.
  Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.
  Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
  Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.
Interest Rate Risk

The yields for equity securities of MLPs and certain Midstream Energy Infrastructure Companies are susceptible in the short-term to fluctuations in interest rates, and the prices of such equity securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Leverage Risk

The Fund may make investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risks

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

New Fund Risk

The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Subsidiary Risk

To the extent the Fund invests in the Domestic Subsidiary, the Fund is indirectly exposed to the risks associated with the Domestic Subsidiary’s investments. MLP investments held by the Domestic Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Master Limited Partnership Risk” above). There can be no assurance that the investment objective of the Domestic Subsidiary will be achieved. The Domestic Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Domestic Subsidiary, and the Fund and the Domestic Subsidiary are both managed by the Advisor, making it unlikely that the Domestic Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Domestic Subsidiary, and the Fund’s role as sole shareholder of the Domestic Subsidiary. To the extent applicable to the investment activities of the Domestic Subsidiary, the Domestic Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States including tax laws and regulations could result in the inability of the Fund and/or the Domestic Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Risk” below).

Tax Risk

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Risk of Domestic Subsidiary C Corporation. To the extent the Fund invests in the Domestic Subsidiary and the Domestic Subsidiary invests in master limited partnerships, the Fund’s and Domestic Subsidiary’s investments on an aggregate basis in master limited partnerships are limited, at the time of investment, to no more than 25% of the Fund’s total assets, or otherwise within the limitations of the federal tax requirements of Subchapter M. Although, as a RIC, dividends received by the Fund from this taxable Domestic Subsidiary and distributed to shareholders may not be subject to federal income taxes at the RIC level, the taxable Domestic Subsidiary is generally subject to federal and state income taxes on its income, including any income the Domestic Subsidiary may recognize on the sale of an interest in a master limited partnership that it holds. As a result, the net return to the Fund on such investments that are held by the Domestic Subsidiary is reduced to the extent that the Domestic Subsidiary is subject to income taxes.

In calculating the Fund’s daily net asset value in accordance with generally accepted accounting principles, the Fund accounts for the deferred tax liability and/or asset balances of the Domestic Subsidiary, if any. The Domestic Subsidiary accrues a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities of MLPs considered to be return of capital. Upon the Domestic Subsidiary’s sale of a portfolio security, the Domestic Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of the Domestic Subsidiary will reduce the Fund’s net asset value.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

On August 2, 2013, the Internal Revenue Service (“IRS”) issued proposed regulations which, if ultimately adopted in their current form, would require the Fund, as any such regulation would be relevant to the Fund, to aggregate investment holdings of the Domestic Subsidiary with its direct investment holdings for purposes of determining whether more than 25% of its total assets are invested in the securities of one or more master limited partnerships. The Fund currently complies with such aggregate limitation. The proposed regulations would not impact Fund investments in affiliates of master limited partnerships or other Energy Infrastructure Companies structured as corporations. If the proposed regulations are adopted and finalized in their current form, the Fund would not be able to increase its overall investment in master limited partnerships, whether held in the Fund directly or held by the Domestic Subsidiary, to more than 25% of the Fund’s total assets.

Volatility Risk

		The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Status Risk

		The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-9228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3/31/2013	16.84%
Worst Quarter:	9/30/2013	0.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Alerian MLP Index.
Salient MLP & Energy Infrastructure Fund II | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred Income Tax Expense (Domestic Subsidiary)	rr_Component3OtherExpensesOverAssets	0.67%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less Management Fee Waiver/Reimbursement (Year 1)	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[4]
Net Annual Expenses	rr_NetExpensesOverAssets	2.49%
1 Year	rr_ExpenseExampleYear01	788
3 Years	rr_ExpenseExampleYear03	1,314
5 Years	rr_ExpenseExampleYear05	1,864
10 Years	rr_ExpenseExampleYear10	3,358
1 Year	rr_ExpenseExampleNoRedemptionYear01	788
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,314
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,864
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,358
1 Year	rr_AverageAnnualReturnYear01	25.85%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	23.98%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2012
Salient MLP & Energy Infrastructure Fund II | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred Income Tax Expense (Domestic Subsidiary)	rr_Component3OtherExpensesOverAssets	0.67%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Less Management Fee Waiver/Reimbursement (Year 1)	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[4]
Net Annual Expenses	rr_NetExpensesOverAssets	3.24%
1 Year	rr_ExpenseExampleYear01	427
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,756
10 Years	rr_ExpenseExampleYear10	3,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	327
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,030
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,756
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,674
1 Year	rr_AverageAnnualReturnYear01		[6]
Since Inception of Class	rr_AverageAnnualReturnSinceInception	26.13%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2013
Salient MLP & Energy Infrastructure Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense (Domestic Subsidiary)	rr_Component3OtherExpensesOverAssets	0.67%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Less Management Fee Waiver/Reimbursement (Year 1)	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[4]
Net Annual Expenses	rr_NetExpensesOverAssets	2.24%
1 Year	rr_ExpenseExampleYear01	227
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	2,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,266
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,724
2013	rr_AnnualReturn2013	33.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.73%
1 Year	rr_AverageAnnualReturnYear01	33.46%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	26.58%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.95%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	26.00%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.28%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	20.20%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.58%	[8]
Since Inception of Class	rr_AverageAnnualReturnSinceInception	17.83%	[8],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[8]

[1]	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder's fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder's fee has been paid that are sold within one year of purchase.
[2]	Deferred Income Tax Expense (Domestic Subsidiary) reflects deferred tax liability, if any, that may be incurred by the Fund's Domestic Subsidiary. The Domestic Subsidiary is classified for federal income tax purposes as a domestic taxable corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Domestic Subsidiary accrues deferred tax liability for its future tax liability, if any, associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Domestic Subsidiary's accrued deferred tax liability, if any, is reflected in the Fund's net asset value per share. The Domestic Subsidiary's deferred tax liability, if any, depends upon the Domestic Subsidiary's net investment income or loss, gains and losses on investments, and deductions and credits during a taxable year. This amount may vary greatly from year to year depending on the nature of the Domestic Subsidiary's investment holdings, the performance of those investments and general market conditions. Actual deferred income tax expense, if any, is incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Domestic Subsidiary's assets and other factors.
[3]	"Other Expenses" include the expenses associated with the Fund's investment in its wholly-owned subsidiary, Salient MLP & Energy Infrastructure Fund II, Inc. (the "Domestic Subsidiary").
[4]	Under the Expense Limitation Agreement, Salient Capital Advisors, LLC ("Salient Capital" or "Advisor") has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund's investment in its Domestic Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on July 31, 2015, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.
[5]	Class A commenced operations 12/21/2012.
[6]	Class C commenced operations 1/8/2013.
[7]	Class I commenced operations 9/19/2012.
[8]	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.
[9]	Since the commencement of Class I shares.